Other Financial Assets - Summary of Other Financial Assets (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Current assets
Current financial assets at amortised cost		₩ 22,169	₩ 36,527
Other current financial assets		89,525	328,621
Non-current assets
Financial asset at fair value through profit or loss		193,563	191,546
Non-current financial assets at amortised cost		5,698	17,363
Other non-current financial assets		202,051	232,652
Derivatives [member]
Current assets
Current financial assets at fair value through profit or loss	[1]	62,740	186,676
Non-current assets
Financial asset at fair value through profit or loss	[1]	69,247	69,575
Derivatives [member] | Fair value hedges [member]
Current assets
Current financial assets at fair value through profit or loss	[2]	0	99,116
Non-current assets
Financial asset at fair value through profit or loss	[2]	0	19,982
Deposits [member]
Current assets
Current financial assets at amortised cost		8,851	10,429
Non-current assets
Non-current financial assets at amortised cost		5,698	6,318
Short-term loans [member]
Current assets
Current financial assets at amortised cost		13,318	26,098
Equity instruments [member]
Non-current assets
Financial asset at fair value through profit or loss		124,316	120,501
Convertible securities [member]
Non-current assets
Financial asset at fair value through profit or loss		0	1,470
Long-term loans [member]
Non-current assets
Non-current financial assets at amortised cost		0	11,045
Lease receivables [member]
Current assets
Other current financial assets		4,616	6,302
Non-current assets
Other non-current financial assets		₩ 2,790	₩ 3,761

[1]	The derivatives, which are not designated as hedging instruments, arise from cross-currency interest rate swap contracts and others for the purpose of managing currency and interest rate risks associated with foreign currency denominated borrowings and bonds.
[2]	The derivatives, which are designated as hedging instruments, arise from forward exchange contracts for the purpose of managing currency risk associated with advances received in foreign currency.